STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Details Narrative) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Mar. 14, 2012
Warrants issued		850,000
2011 Incentive Stock Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance			500,000
One Holder [Member]
Exercise price		$ 0.05
Warrants term		5 years
Warrants issued		200,000
Second Holder [Member]
Exercise price		$ 0.25
Warrants term		5 years
Warrants issued		350,000
Third Holder [Member]
Warrants issued		300,000
Two Separate Holder [Member]
Warrants term		5 years
Warrants issued		150,000
Warrant [Member] | Series B Preferred Convertible Stock [Member]
Warrants exercise price percentage	93.75%
Warrants coverage percentage	50.00%
Warrants term	5 years
Warrant [Member] | Minimum [Member] | Series B Preferred Convertible Stock [Member]
Exercise price	$ 1
Warrant [Member] | 10% OID Senior Secured Convertible Notes [Member]
Warrants exercise price percentage	93.75%
Warrants coverage percentage	50.00%
Warrants term	5 years
Warrant [Member] | 10% OID Senior Secured Convertible Notes [Member] | Minimum [Member]
Exercise price	$ 1
Warrant [Member] | 35 % OID Super Priority Senior Secured Convertible Notes [Member]
Warrants exercise price percentage	93.75%
Warrants coverage percentage	50.00%
Warrants term	5 years
Warrant [Member] | 35 % OID Super Priority Senior Secured Convertible Notes [Member] | Minimum [Member]
Exercise price	$ 1
Warrant [Member] | 20% OID Senior Secured Convertible Notes Payable [Member]
Warrants exercise price percentage	85.00%
Warrants coverage percentage	150.00%
Warrants term	5 years
Warrant [Member] | Non Convertible Notes [Member]
Exercise price	$ 0.05
Warrants term	5 years
Other Warrants [Member]
Warrants exercise price percentage	93.75%
Warrants issued	850,000
Other Warrants [Member] | One Holder [Member]
Exercise price	$ 0.05
Warrants term	5 years
Warrants issued	200,000
Other Warrants [Member] | Second Holder [Member]
Exercise price	$ 0.25
Warrants term	5 years
Warrants issued	350,000
Other Warrants [Member] | Third Holder [Member]
Warrants issued	300,000
Other Warrants [Member] | Two Separate Holder [Member]
Warrants term	5 years
Warrants issued	150,000